BORROWINGS - Senior Notes due 2028 (Details) - Senior Notes due 2028 - Senior Notes - USD ($)	Dec. 07, 2021	Nov. 10, 2021
Debt Instrument [Line Items]
Principal amount	$ 6,500,000	$ 50,000,000.0
Debt interest rate (as a percentage)		8.25%
Net proceeds from debt	$ 6,200,000	$ 47,500,000
Underwriters option to purchase shares (up to)		$ 7,500,000
Underwriters option to purchase shares, period		30 days